BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2017
BANK AND OTHER BORROWINGS [Abstract]
BANK AND OTHER BORROWINGS
17.
BANK AND OTHER BORROWINGS

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Total bank and other borrowings	860,675	993,945	152,767
Comprised of:
Short-term	562,372	512,222	78,727
Long-term, current portion	82,632	197,139	30,300
	645,004	709,361	109,027
Long-term, non-current portion	215,671	284,584	43,740
	860,675	993,945	152,767

Certain bank borrowings are secured by equipment with a net carrying value of RMB111,728 and RMB37,481 (US$5,761) (note 9), accounts receivable with a carrying value of RMB34,850 and RMB13,164 (US$2,023) (note 5), net investment in financing leases with carrying value of RMB75,506 and RMB24,224 (US$3,723) (note 13), and restricted cash of RMB568,494 and RMB563,986 (US$86,683) (note 2), as of December 31, 2016 and 2017, respectively.

As at December 31, 2016 and 2017, the short-term bank borrowing bore a weighted average interest of 2.72 % and 2.45% per annum, and the long-term bank and other borrowings bore a weighted average interest of 7.44% and 12.16% per annum, respectively. As at December 31, 2017, bank and other borrowings amounting to RMB546,519 (US$83,998) (2016: RMB583,538) and RMB447,426 (US$68,768) (2016: RMB277,136) were denominated in US$ and RMB, respectively.

As of December 31, 2017, the maturity profile of these long-term bank and other borrowings are as follows:

	RMB	US$
Within one year	197,139	30,300
Between one and two years	4,125	634
Between two and three years	—	—
Between three and four years	280,459	43,106
	481,723	74,040

As of December 31, 2017, the Company had unutilized short-term bank credit lines totaling RMB7,485 (US$1,150).

IFC convertible loan

On February 18, 2014, the Group borrowed from International Finance Corporation (“IFC”) a loan with principal amount of US$20,000 which is repayable by two equal installments on October 15, 2018 and April 15, 2019. The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time. The conversion price is initially set at US$6.90 per ADS subject to adjustments as set forth in the loan agreement. The conversion and other features (i.e. the redemption option upon certain contingencies, step down interest feature), which are not clearly and closely related to the debt host contract, are bifurcated and accounted for as a compound derivative. The compound derivative is accounted for as a liability at fair value for each reporting period (note 19).

The IFC convertible loan was initially recorded as long-term bank borrowing of US$14,149 which equal to the US$20,000 proceeds received net of the fair value of the bifurcated compound derivative of US$5,851 on the issuance date. The host debt instrument is accreted to the redemption value on the maturity date using of the effective interest method.

On October 12, 2015, the Group entered into a repayment agreement with IFC pursuant to which, principle of US$10,000 will be repaid by December 31, 2015 and the remaining US$10,000 will be repaid on February 29, 2016 and May 31, 2016 in two equal installments. The amendment on repayment term is accounted for under extinguishment accounting. In accordance with ASC 470, Debt, for the extinguishments of debt, the difference between the reacquisition price (which includes any premium) and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished. A loss on debt extinguishment of RMB36,648 was recognized in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2015. The outstanding balance of the IFC loan amounted to RMB64,804 was reclassified to “long-term bank and other borrowings, current portion” in the consolidated balance sheet as of December 31, 2015 and was repaid in February 2016. The compound derivative liability was extinguished upon the repayment of the IFC C loan.

Other borrowings-Gopher (a related party)

In June 2015, the Group entered into a long-term loan agreement with Gopher Asset Management (“Gopher”), an entity controlled by a director of the Company (note 24), to borrow a loan of US$25,000 which matures in June 2018 at an interest rate of 9.0% per annum for its working capital. This loan is secured by the shares in a subsidiary, CCM(HK). As of December 31, 2017, the loan principal balance and accrued interest were RMB162,297 (US$24,945) and RMB5,523 (US$849) (note 24), respectively.

Other borrowings-Guofu Huimei (a related party)

In January 2017, the Group entered into a long-term loan agreement with Guofu Huimei, an equity method investee of the Group, to borrow a loan with a principal of RMB300,000 (US$46,109) which matures in January 2021 at an interest rate of 15.0% per annum for its hospital construction (note 24). The loan is secured by shares in Beijing Century Friendship of carrying value of RMB100,614 (US$15,464) (note 14), certain construction in progress of carrying value of RMB206,244 (US$31,699) (note 9) and certain prepaid land lease payments of carrying value of RMB48,273 (US$7,419) (note 10).